Unsecured Senior Notes - Summary of unsecured senior notes (Detail) - Unsecured Senior Notes [Member] - USD ($) $ in Thousands	May 31, 2023	May 31, 2022	Jul. 31, 2020
Debt Instrument [Line Items]
Carrying amount of the unsecured senior notes due 2025	$ 14,653	$ 65,394
Unamortized debt discounts, accrued interest expenses and debt issuance costs		221
Total principal amount of the unsecured senior notes	$ 14,653	$ 65,615	$ 300,000
Debt Instrument, Interest Rate, Effective Percentage	2.35%